UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22602

COTTONWOOD MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Daniel T. Hart Cortland Fund Services LLC 225 West Washington Street, Suite 1450 Chicago, Illinois 60606	John H. Lively The Law Offices of John H. Lively& Associates, Inc. 11300 Tomahawk Creek Pkwy., Ste 310 Leawood, KS 66221 (913) 660-0778

Registrant's telephone number, including area code: (312) 564-5100

Date of fiscal year end: December 31

Date of reporting period: 6/30/2014

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Investor Class (CLFFX)

Institutional Class (CLIFX)

June 30, 2014

(UNAUDITED)

CLIFFORD CAPITAL PARTNERS FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Cash Equivalents
7.82%
Communication Services
3.21%
Consumer Cyclical
7.48%
Consumer Defensive
22.77%
Energy
5.99%
Financial Services
10.67%
Healthcare
9.93%
Industrials
8.78%
Technology
18.84%
Utilities
4.51%

Sectors are categorized using Morningstar® classifications.

	Clifford Capital Partners Fund
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 90.38%

Arrangement of Transportation of Freight & Cargo - 5.76%
2,068	C.H. Robinson Worldwide, Inc.	$ 131,918

Beverages - 3.57%
917	Pepsico, Inc.	81,925

Computer Communications Equipment - 2.29%
2,110	Cisco Systems, Inc.	52,433

Crude Petroleum & Natural Gas - 3.82%
1,104	Devon Energy Corp.	87,658

Electric & Other Services Combined - 4.42%
2,780	Exelon Corp.	101,414

Electromedical & Electrotherapeutic Apparatus - 3.18%
1,143	Medtronic, Inc.	72,878

Fire, Marine & Casualty Insurance - 1.75%
734	American International Group, Inc.	40,062

Perfumes, Cosmetics & Other Toilet Preparations - 3.47%
5,439	Avon Products, Inc.	79,464

Petroleum Refining - 2.05%
466	Exxon Mobil Corp.	46,917

Pharmaceutical Preparations - 9.90%
9,834	Blyth, Inc.	76,508
667	Johnson & Johnson	69,781
1,538	Teva Pharmaceutical Industries Ltd. ADR	80,622
		226,911
Radio & TV Broadcasting & Communications Equipment - 3.25%
1,727	Dolby Laboratories, Inc. *	74,606

Retail-Apparel & Accessory Stores - 2.77%
7,906	Tilly's, Inc. *	63,564

Retail-Variety Stores - 7.23%
498	Big Lots, Inc. *	22,759
1,569	Target Corp.	90,924
693	Wal-Mart Stores, Inc.	52,023
		165,706
Semiconductors & Related Devices - 3.35%
1,630	Linear Technology Corp.	76,724

Services-Business Services, Nec - 3.24%
596	Ebay, Inc. *	29,836
606	MasterCard, Inc. Class A	44,523
		74,359
Services-Computer Integrated Systems Design - 4.03%
5,760	Quality Systems, Inc.	92,448

Services-Computer Credit Reporting, Collection Agencies - 2.85%
593	Dun & Bradstreet Corp.	65,349

Services-Educational Services - 1.98%
9,713	Career Education Corp. *	45,457

Services-Prepackaged Software - 8.81%
2,180	Microsoft Corp.	90,906
4,369	Conversant, Inc. *	110,973
		201,879
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.74%
799	Procter & Gamble Co.	62,793

State Commercial Banks - 6.77%
2,042	Hancock Holding Co.	72,123
1,293	Northern Trust Corp.	83,023
		155,146
Telephone Communications (No Radiotelephone) - 3.15%
2,728	Lumos Networks Corp.	39,474
2,066	Orange SA ADR	32,643
		72,117

TOTAL FOR COMMON STOCK (Cost $2,014,983) - 90.38%		$ 2,071,728

SHORT TERM INVESTMENTS - 7.67%
175,742	Federated Government Obligations Fund - Institutional Class, 0.01%, (Cost $175,742) **	175,742

TOTAL INVESTMENTS (Cost $2,190,725) - 98.05%		$ 2,247,470

OTHER ASSETS LESS LIABILITIES - 1.95%		44,734

NET ASSETS - 100.00%		$ 2,292,204

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the 7-day yield at June 30, 2014.
The accompanying notes are an integral part of these financial statements.

Clifford Capital Partners Fund
Statement of Assets and Liabilities
June 30, 2014 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $2,190,725)	$ 2,247,470
Cash	1,929
Receivables:
Portfolio Securities Sold	83,383
Dividends and Interest	1,828
Total Assets	2,334,610
Liabilities:
Payables:
Portfolio Securities Purchased	38,740
Advisory Fees	3,630
Service (12b-1) Fees	36
Total Liabilities	42,406
Net Assets	$ 2,292,204

Net Assets Consist of:
Paid In Capital	$ 2,213,695
Accumulated Undistributed Net Investment Income	5,807
Accumulated Undistributed Realized Gain on Investments	15,957
Unrealized Appreciation in Value of Investments	56,745
Net Assets	$ 2,292,204

Institutional Class Shares:
Net Assets	$ 2,236,227
Shares Outstanding (Unlimited number of shares authorized without par value)	200,466
Net Asset Value	$ 11.16

Investor Class Shares:
Net Assets	$ 55,977
Shares Outstanding (Unlimited number of shares authorized without par value)	5,021
Net Asset Value and Offering Price Per Share	$ 11.15
Short-Term Redemption Price Per Share *	$ 10.93

* The Investor Class Shares will impose a 2% redemption fee on shares redeemed within 60 days from purchase.
The accompanying notes are an integral part of these financial statements.

Clifford Capital Partners Fund
Statement of Operations
For the period (a) ended June 30, 2014 (Unaudited)

Investment Income:
Dividend Income	$ 9,469
Interest Income	4
Total Investment Income	9,473

Expenses:
Advisory Fees	3,630
Service (12b-1) Fees	36
Total Expenses	3,666

Net Investment Income	$ 5,807

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	15,957
Net Change in Unrealized Appreciation on Investments	56,745
Net Realized and Unrealized Gain on Investments	72,702

Net Increase in Net Assets Resulting from Operations	$ 78,509

(a) The Fund commenced investment operations on January 31, 2014.
The accompanying notes are an integral part of these financial statements.

Clifford Capital Partners Fund
Statement of Changes in Net Assets

	(Unaudited)
	Period Ended	(a)
	6/30/2014
Increase in Net Assets From Operations:
Net Investment Income	$ 5,807
Net Realized Loss on Investments	15,957
Change in Unrealized Appreciation on Investments	56,745
Net Increase in Net Assets Resulting from Operations	78,509

Capital Share Transactions	2,213,695

Total Increase in Net Assets	2,292,204

Net Assets:
Beginning of Period	-

End of Period (including accumulated undistributed net investment	$ 2,292,204
income of $5,807)

(a) The Fund commenced investment operations on January 31, 2014.
The accompanying notes are an integral part of these financial statements.

Clifford Capital Partners Fund - Institutional Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended	(a)
	6/30/2014

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.07
Net Realized and Unrealized Gain on Investments	1.09
Total from Investment Operations	1.16

Net Asset Value, at End of Period	$ 11.16

Total Return **	11.60%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,236
Ratio of Expenses to Average Net Assets	0.90%	(b)
Ratio of Net Investment Loss to Average Net Assets	1.46%	(b)
Portfolio Turnover	18.58%	(c)

(a) The Fund commenced investment operations on January 31, 2014.
(b) Annualized
(c) Not Annualized
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

Clifford Capital Partners Fund - Investor Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended	(a)
	6/30/2014

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.07
Net Realized and Unrealized Gain on Investments	1.08
Total from Investment Operations	1.15

Net Asset Value, at End of Period	$ 11.15

Total Return **	11.50%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 56
Ratio of Expenses to Average Net Assets	1.10%	(b)
Ratio of Net Investment Loss to Average Net Assets	1.01%	(b)
Portfolio Turnover	18.58%	(c)

(a) The Fund commenced investment operations on January 31, 2014.
(b) Annualized
(c) Not Annualized
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

Clifford Capital Partners Fund
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014 (UNAUDITED)

1.  ORGANIZATION

Cottonwood Mutual Funds (the “Trust”) is an open-end management investment company organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on August 31, 2011.  As of June 30, 2014, the Trust currently consists of three series of shares of beneficial interest (“shares”). The Clifford Capital Partners Fund (the “Fund”) commenced operations on January 31, 2014. The Fund is a diversified fund. The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series. The investment adviser to the Fund is Clifford Capital Partners, LLC (“Adviser”). The Fund’s investment objective is long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period January 31, 2014 (commencement of investment operations) through June 30, 2014, the Fund did not incur any interest or penalties. The Fund’s tax filings are open for examination for all tax periods since inception.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the appropriate country’s rules and tax rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

3.  SECURITIES VALUATIONS

As described in Note 2, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to the valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stocks including ADRs and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Generally if the security is traded in an active market and is valued at the last sales price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price the position is generally categorized as Level 2. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized in Level 2 or Level 3, when appropriate.

Money Markets - Money market securities are generally priced at the ending value at $1.00 NAV  (“Net Asset Value”) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities (including U.S. Government Agencies and Obligations) - Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of June 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,071,728	$ -	$ -	$2,071,728
Short-Term Investments	175,742	-	-	175,742
Total	$2,247,470	$ -	$ -	$2,247,470

The Fund did not hold any Level 3 assets (those valued using significant unobservable inputs) during the period ended June 30, 2014. The Fund did not hold derivative instruments during the period ended June 30, 2014. For more detail on the industry classification of investments, please refer to the Fund’s Schedule of Investments. There were no transfers into or out of the levels during the period ended June 30, 2014. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  Under this Agreement the Adviser pays the operating expenses of the Fund excluding fees payable under the Advisory Agreement, brokerage fees and commissions, taxes, fees pursuant to a Rule 12b-1 distribution plan, shareholder services fees, interest expense, the costs of acquired fund fees and expenses, and extraordinary expenses.  For its services the Adviser receives an investment management fee equal to 0.90% of the average daily net assets of the Fund.  For the period January 31, 2014 (commencement of investment operations) through June 30, 2014, the Adviser earned $3,630. At June 30, 2014, the Fund owed the Adviser $3,630.

ADMINISTRATOR: Control individuals, Mr. Daniel Hart and Mr. Greg Myers of Cortland Fund Services, LLC (the “Administrator”) also serve as trustees/officers of the Fund. The individuals receive benefits from the Administrator resulting from administrative fees paid to the Administrator of the Fund by the Adviser.

5.  SHAREHOLDER SERVICE FEES

The Fund has adopted a Shareholder Services Plan for the Investor Class shares.  Pursuant to the Plan, the Fund compensates certain financial intermediaries that provide shareholder services.  The Plan provides that the Fund will pay the annual rate of 0.20% (for Investor Class shares) of the average daily net assets of the Fund’s Shares for activities relating to shareholder services.  Such activities may include the provision of sub-accounting, recordkeeping and/or administrative services, responding to customer inquiries, and providing information on customer investments.  Because the shareholder services fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.  The Plan, while primarily intended to compensate for shareholder services expenses, was adopted, as a defensive measure, pursuant to Rule 12b-1 under the 1940 Act.  For the period January 31, 2014 (commencement of investment operations) through June 30, 2014, the Fund accrued $36 in Shareholder Service fees. At June 30, 2014, the Fund owed the Adviser $36.

6.  CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital for the Fund at June 30, 2014 was $2,213,695 representing 205,487 shares outstanding.

Transactions in capital stock for the period January 31, 2014 (commencement of investment operations) through June 30, 2014 were as follows:

Institutional Class Shares	January 31, 2014 through June 30, 2014
	Shares	Amount
Shares sold and proceeds received	200,466	$2,162,415
Shares issued in reinvestment of distributions	-	-
Shares redeemed and proceeds paid	(-)	(-)
Net increase	200,466	$2,162,415

Investor Class Shares	January 31, 2014 through June 30, 2014
	Shares	Amount
Shares sold and proceeds received	5,021	$51,280
Shares issued in reinvestment of distributions	-	-
Shares redeemed and proceeds paid	(-)	(-)
Net increase	5,021	$51,280

7.  INVESTMENTS

For the period January 31, 2014 (commencement of investment operations) through June 30, 2014, the cost of purchases and the proceeds from sales, other than U.S. Government Securities, and short-term securities, aggregated $2,204,645 and $205,619, respectively.

8.  TAX MATTERS

As of June 30, 2014, the tax basis components of distributable earnings (accumulated losses) for the Fund were as follows:

Accumulated net investment income	$ 5,807
Undistributed capital gain (accumulated losses)	15,957
Unrealized appreciation (depreciation)	56,745
$ 78,509

For Federal income tax purposes, the cost of investments owned at June 30, 2014, was $2,190,725. At June 30, 2014, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on investments was as follows:

Gross unrealized appreciation on investment securities	$ 98,770
Gross unrealized depreciation on investment securities	(42,025)
Net unrealized appreciation on investment securities	$ 56,745

There were no distributions paid during the period January 31, 2014 (commencement of investment operations) through June 30, 2014.

9.  NEW ACCOUNTING PRONOUNCEMENT

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

Clifford Capital Partners Fund
Expense Illustration
June 30, 2014 (Unaudited)

Expense Example

As a shareholder of the Clifford Capital Partners Fund (the "Fund"), you incur ongoing costs which typically consist of management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2014 through June 30, 2014.  Also, the Example is based on the actual period January 31, 2014 through June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Institutional Class	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 31, 2014	June 30, 2014	January 31, 2014 to June 30, 2014

Actual	$1,000.00	$1,116.00	$3.94
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.96	$3.75

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 151/365 (to reflect the actual period).

Institutional Class	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014

Actual	$1,000.00	$1,116.00	$4.72
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.33	$4.51

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investor Class	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 31, 2014	June 30, 2014	January 31, 2014 to June 30, 2014

Actual	$1,000.00	$1,115.00	$4.81
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.13	$4.59

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 151/365 (to reflect the actual period).

Investor Class	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014

Actual	$1,000.00	$1,115.00	$5.77
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.34	$5.51

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

CLIFFORD CAPITAL PARTNERS FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2014 (UNAUDITED)

Proxy Voting Procedures

The Company’s Board of Trustees has approved proxy voting procedures for the voting of proxies relating to securities held by the Fund.  Records of the Fund’s proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 866-878-5677; or on the SEC website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Company now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These forms are available on the SEC’S website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free (866) 878-5677 to request a copy of the SAI or to make shareholder inquiries.

Investment Advisory Agreement Approval

On January 16, 2014, the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement (the “Agreement”) between the Trust and Clifford Capital Partners, LLC (“Clifford” or “Adviser”) with respect to the Clifford Capital Partners Fund (the “Fund”).  The Board discussed the arrangements between Clifford and the Trust with respect to the Fund.  The Board reflected on its discussions with representatives of Clifford at its November 7, 2013 meeting regarding the proposed Agreement and the manner in which the Fund was to be managed.  Counsel referred the Board to the Board Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Agreement, a letter dated October 1, 2013 from Counsel to Clifford and its respective responses thereto, a copy of its financial statements, a copy of its Form ADV, and a fee comparison analysis of the Fund and comparable mutual funds and composite performance information of Clifford’s separate accounts as of September 30, 2013.  Counsel reviewed with the Board the memorandum from Counsel and the proposed Agreement and outlined the various factors the Board should consider in deciding whether to approve the Agreement.

In deciding whether to approve the Agreement, the Trustees considered numerous factors, including:

1.

The nature, extent, and quality of the services to be provided by Clifford.

In this regard, the Board considered the responsibilities of Clifford under the Agreement.  The Board reviewed the services to be provided by Clifford to the prospective Fund including, without limitation, the process for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the efforts of Clifford during the Fund’s start-up phase, its coordination of services for the Fund among the service providers, and the anticipated efforts of Clifford to promote the Fund and grow assets.  The Board considered: Clifford’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies, and procedures.  The Board also considered the financial support that would be provided by the principals of Clifford.  After reviewing the foregoing and further information from Clifford, the Board concluded that the quality, extent, and nature of the services to be provided by Clifford was satisfactory and adequate for the Fund.

2.

Investment Performance of the Fund and Clifford.

The Board noted that the Fund had not commenced operations and thus did not have investment performance to review.  The Board reviewed investment performance of the composite performance of accounts managed by Clifford in a manner similar to the manner in which the Fund would be managed, and it considered the performance return information for similar funds for the quarter-end, one-year, three-years, five-years, 10-years and since inception periods ended September 30, 2013.  The Board concluded that the composite performance information presented by Clifford was satisfactory.

3.

The costs of services to be provided and profits to be realized by Clifford from the relationship with the Fund.

In this regard, the Board considered: the financial condition of Clifford and the level of commitment to the Fund by Clifford’s principals, including a letter of support from the firm’s principals; Clifford’s payment of startup costs for the Fund; the projected asset levels of the Fund; and the overall anticipated expenses of the Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for Clifford in managing the Fund.  The Board compared the expected fees and expenses of the Fund (including the advisory fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that the advisory fee payable to Clifford under the proposed Agreement, was very competitive in the peer group category.  Based on estimated asset levels for the Fund, the Board observed that any anticipated profits to Clifford were reasonable.  The Board also determined that these advisory fees were within an acceptable range in light of the services to be rendered by Clifford.  The Board also considered that the Fund’s anticipated expense ratio was lower than the category average as compared to those of similar funds.  The obligation of Clifford to assume most of the operational expenses of the Fund was noted.  Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Clifford were fair and reasonable.

4.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with Clifford.  The Board noted that the advisory fee would stay the same as asset levels increased, although it noted that Clifford was obligated to pay certain of the Fund’s operating expenses which had the effect of limiting the overall fees paid by the Fund, which had a similar effect to breakpoints in that it would keep the Fund’s overall expenses effectively capped.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangement with Clifford was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by Clifford.

5.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the method for bunching of portfolio securities transactions; the substance and administration of Clifford’s Code of Ethics and other relevant policies described in Clifford’s Form ADV.  The Board also considered other benefits to Clifford that could be derived from managing the Fund and noted the ability of Clifford to place small accounts in the Fund, and the appeal that a mutual fund versus separate account management may have to certain distribution channels.   Following further consideration and discussion, the Board indicated that Clifford’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Clifford from managing the Fund were satisfactory.

Based upon all of the foregoing considerations, the Board, including all of the Trustees, voting separately, approved the Advisory Agreement for the Fund upon the terms and for the compensation described therein.

Investment Adviser

Clifford Capital Partners, LLC

Administrator

Cortland Fund Services LLC

Dividend Paying Agent,

Shareholder Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Distributor

Rafferty Capital Markets, LLC

Custodian
UMB Bank, N.A.

Legal Counsel

The Law Offices of John H. Lively & Associates, Inc.

A member firm of the 1940 Act Law Group™

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not yet applicable.

Item 9.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliate purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Changes.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cottonwood Mutual Funds

By /s/ Daniel T. Hart

 Daniel T. Hart

 Trustee and Principal Executive Officer

Date: September 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

/s/ Greg Myers

Greg Myers

Treasurer and Principal Financial Officer

Date: September 3, 2014

* Print the name and title of each signing officer next his signature.